Operating Segment and Geographic Information - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2025 MXN ($) Supplier	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Disclosure of operating segments [Line Items]
Revenues	$ 41,408,540	$ 33,614,374	$ 33,224,144
Percentage the compliance with the TM by the company's Mexican airports	82.90%	92.50%	96.00%
Description about major suppliers	The Company has no dependence on a specific supplier, due to, no one supplier represents more than 10% of its capital investments in productive assets and/or of the total operating costs.
Number of one suppliers accounted for more than 10% of capital investment | Supplier	0
Bottom Of Range [Member]
Disclosure of operating segments [Line Items]
Percentage of capital investment for major suppliers	10.00%
Airport facilities [Member]
Disclosure of operating segments [Line Items]
Percentage the compliance with the TM by the company's Mexican airports	45.50%	46.60%	48.30%
Number of customers accounted for more than 10% of consolidated revenues	0
Airport facilities [Member] | Bottom Of Range [Member]
Disclosure of operating segments [Line Items]
Percentage of consolidated revenues for major customers	10.00%
Jamaica [Member]
Disclosure of operating segments [Line Items]
Revenues	$ 4,861,059	$ 4,650,918	$ 4,044,747
Non-current assets	6,233,200	6,434,983	4,964,249
Country of Domicile [Member]
Disclosure of operating segments [Line Items]
Revenues	36,547,481	28,963,456	29,179,397
Non-current assets	$ 58,741,547	$ 49,613,607	$ 41,265,702